Share capital - Rio Tinto plc	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Share capital - Rio Tinto plc

27 Share capital – Rio Tinto plc

	2018	2017	2016
	Number	Number	Number	2018	2017	2016
	(million)	(million)	(million)	US$m	US$m	US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,351.609	1,384.520	1,384.487	220	224	224
Ordinary shares issued (a) (c)	0.035	0.026	0.033	-	-	-
Shares purchased and cancelled (b)	(63.984)	(32.937)	-	(9)	(4)	-
At 31 December	1,287.660	1,351.609	1,384.520	211	220	224

Shares held by public
At 1 January	1,342.058	1,374.822	1,374.046
Shares reissued from treasury (a)	0.106	0.147	0.743
Shares purchased and cancelled (b)	(63.984)	(32.937)	-
Ordinary shares issued (a) (c)	0.035	0.026	0.033
At 31 December	1,278.215	1,342.058	1,374.822

Shares held in treasury	9.445	9.551	9.698
Shares held by public	1,278.215	1,342.058	1,374.822
Total share capital	1,287.660	1,351.609	1,384.520

Other share classes
Special Voting Share of 10p each (d)	1 only	1 only	1 only
DLC Dividend Share of 10p each (d)	1 only	1 only	1 only
Equalisation Share of 10p each (d)	1 only	1 only	1 only

(a)

35,380 ordinary shares were issued in 2018 under the Global Employee Share Plan (GESP). 106,045 ordinary shares were reissued from treasury during the year resulting from the vesting of awards and the exercise of options under Rio Tinto plc employee share-based payment plans, with exercise prices and market values between £16.53 and £43.79 per share (2017: 26,241 ordinary shares were issued under the GESP and 147,126 ordinary shares were reissued from treasury with exercise prices and market values between £28.63 and £37.78 per share; 2016: 33,210 ordinary shares were issued under the GESP and 743,380 ordinary shares reissued from treasury with exercise prices and market values between £16.53 and £32.23 per share).

(b)

The authority for the company to buy-back its ordinary shares was renewed at the 2018 annual general meeting. 63,984,287 shares were bought back and cancelled in 2018 under the on-market buy-back programme. 32,937,109 shares were bought back and cancelled in 2017 under the on-market buy-back programme. No shares were bought back in 2016.

(c)

The aggregate consideration for new shares issued under the GESP was US$1.0 million (2017: US$1.0 million; 2016: US$0.9 million). The difference between the nominal value and the issue price of the shares issued was credited to the share premium account. The aggregate consideration received for treasury shares reissued was US$6 million (2017: US$2 million; 2016: US$4 million). No new shares were issued as a result of the exercise of options under Rio Tinto plc employee share-based payment plans in 2018, 2017 and 2016.

(d)

The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The “DLC Dividend Share” was issued to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.

During 2018, US$140 million of shares and ADRs (2017: US$38.9 million; 2016: US$40.1 million) were purchased by employee share ownership trusts on behalf of Rio Tinto plc to satisfy future share options and awards as they vest. At 31 December 2018, 1,770,651 shares and 72,809 ADRs were held in the employee share ownership trusts on behalf of Rio Tinto plc.

Information relating to share options and other share-based incentive schemes is given in note 43.

Subsequent to 31 December 2018, 10,956,767 shares were bought back and cancelled under the on-market buy-back programme.